Collaboration and License Agreements - National Cancer Institute of the National Institutes of Health (Q2) (Details) - NCI Agreement $ in Millions	Sep. 16, 2019 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License and option agreement, royalty payment	$ 0.1
License and option agreement, benchmark royalties, maximum	$ 0.8
Written notice for agreement termination	60 days